Expected Benefit Payments for Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 27.8
2014	25.9
2015	24.3
2016	24.6
2017	24.5
Next 5 years	127.4
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	0.6
2014	0.5
2015	0.5
2016	0.5
2017	0.5
Next 5 years	$ 2.4